Components of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Accrued Liabilities [Line Items]
Payroll and employee-related expenses	$ 2,535	$ 2,768	$ 2,739
Accrued trade expenses	2,074	2,631	1,175
Inventory received not invoiced	3,150	531	791
Income taxes payable			142
Deferred rent	258	264	80
Brokerage commissions	149	382	360
Other accrued liabilities	533	876	259
Total accrued liabilities	$ 8,699	$ 7,452	$ 5,546